Reconciliation to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
Reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024, is as follows:

(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$30,323,861	$26,620,354
Deemed distributions of participant loans	(1,830)	(1,592)
Net assets available for benefits per the Form 5500	$30,322,031	$26,618,762
A reconciliation of the increase in net assets available for benefits per the financial statements to the net income per the Form 5500 for the year ended December 31, 2025 is as follows:

(in thousands)	2025
Increase in net assets available for benefits per the financial statements	$3,703,507
Deemed distributions activity	(238)
Net income per the Form 5500	$3,703,269